CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 1,939,636	$ 2,033,121	$ 1,662,991	$ 1,879,678	$ 1,970,244	$ 2,003,454	$ 1,637,671	$ 1,828,812	$ 7,515,426	$ 7,440,181	$ 7,386,626
Cost of sales									4,060,050	4,270,642	4,000,071
Gross profit	837,241	942,936	765,847	909,352	745,181	853,760	750,310	820,288	3,455,376	3,169,539	3,386,555
Selling, marketing and administrative expense									1,885,492	1,891,305	1,945,361
Long-lived asset impairment charges									208,712	0	0
Goodwill and indefinite-lived intangible asset impairment charges									0	4,204	280,802
Business realignment costs									47,763	18,857	84,628
Operating profit									1,313,409	1,255,173	1,075,764
Interest expense, net									98,282	90,143	105,773
Other (income) expense, net									104,459	65,549	68,144
Income before income taxes									1,110,668	1,099,481	901,847
Provision for income taxes									354,131	379,437	388,896
Net income including noncontrolling interest									756,537	720,044	512,951
Net income (loss) attributable to noncontrolling interests									(26,444)	0	0
Net income attributable to The Hershey Company	$ 181,133	$ 273,303	$ 203,501	$ 125,044	$ 116,853	$ 227,403	$ 145,956	$ 229,832	$ 782,981	$ 720,044	$ 512,951
Common stock
Net income per share—basic:
Net income per share - basic (USD per share)	$ 0.88	$ 1.32	$ 0.98	$ 0.60	$ 0.56	$ 1.09	$ 0.70	$ 1.09	$ 3.79	$ 3.45	$ 2.40
Net income per share—diluted:
Net income per share - diluted (USD per share)	0.85	1.28	0.95	0.58	0.55	1.06	0.68	1.06	3.66	3.34	2.32
Dividends paid per share:
Dividends paid per share (USD per share)	0.656	0.656	0.618	0.618	0.618	0.618	0.583	0.583	2.548	2.402	2.236
Class B common stock
Net income per share—basic:
Net income per share - basic (USD per share)	0.80	1.20	0.89	0.55	0.51	0.99	0.64	0.99	3.44	3.15	2.19
Net income per share—diluted:
Net income per share - diluted (USD per share)	0.80	1.20	0.89	0.55	0.51	0.99	0.64	0.99	3.44	3.14	2.19
Dividends paid per share:
Dividends paid per share (USD per share)	$ 0.596	$ 0.596	$ 0.562	$ 0.562	$ 0.562	$ 0.562	$ 0.530	$ 0.530	$ 2.316	$ 2.184	$ 2.032